LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
Schedule of liabilities in respect of government grants
	June 30, 2024	December 31, 2023
	Unaudited	Audited

Balance at January 1,	$4,814	$4,744
Grants received or to be received	74	66
Royalties paid	(142)	(73)
Amounts recorded in profit or loss	182	77

	$4,928	$4,814